Nature, Principal Activities and Subsidiaries	12 Months Ended
Dec. 31, 2024
Nature, Principal Activities and Subsidiaries
Nature, Principal Activities and Subsidiaries
(1)	Nature, Principal Activities and Subsidiaries

Grifols, S.A. (hereinafter the Company) was incorporated with limited liability under Spanish law on 22 June 1987. Its registered and tax offices are in Avinguda de la Generalitat 152-158, 08174 Sant Cugat del Valles, Barcelona. The Company’s statutory activity consist of providing corporate and business administration, management and control services, as well as investing in assets and property. Its principal activity involves rendering administrative, management and control services to its subsidiaries.

On 17 May 2006 the Company completed its flotation on the Spanish securities market, which was conducted through the public offering of 71,000,000 ordinary shares of Euros 0.50 par value each and a share premium of Euros 3.90 per share. The total capital increase (including the share premium) amounted to Euros 312.4 million, equivalent to a price of Euros 4.40 per share.

The Company’s shares were floated on the Spanish stock exchange IBEX-35 index on 2 January 2008.

All of the Company’s shares are listed on the Barcelona, Madrid, Valencia and Bilbao securities markets and on the Spanish Automated Quotation System (SIBE/Continuous Market). On 2 June 2011, Class B non-voting shares (ADRs) were listed on the NASDAQ (USA) and on the Spanish Automated Quotation System (SIBE/Continuous Market).

Grifols, S.A. is the Parent of the subsidiaries listed in Appendix I of this note to the consolidated financial statements.

Grifols, S.A. and subsidiaries (hereinafter the Group) act on an integrated basis and under common management and their principal activity is the procurement, manufacture, preparation and commercialization of essential plasma medicines, non-plasma therapies and diagnostic solutions.

The main factory locations of the Group’s Spanish companies are in Parets del Vallés (Barcelona) and Torres de Cotilla (Murcia), while the US companies are located in Los Angeles (California), Clayton (North Carolina), Emeryville (California), and San Diego (California). Additionally, the Group has manufacturing facilities in Dublin (Ireland), Montreal (Canada) and Dreieich (Germany).